[Letterhead of Orrick, Herrington & Sutcliffe LLP]

June 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	World Financial Network Credit Card Master Note Trust
World Financial Network Credit Card Master Trust
WFN Credit Company, LLC
Registration Nos. 333-286337, 333-286337-01 and 333-286337-02
Amendment No. 1 to Registration Statement on Form SF-3

Ladies and Gentlemen:

On behalf of WFN Credit Company, LLC, as depositor to World Financial Credit Card Master Note Trust and World Financial Credit Card Master Trust, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is Amendment No. 1 to the Registration Statement on Form SF-3.

Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (212) 506-5166.

Sincerely yours,

/s/ S. Chris Min

S. Chris Min